Payments, by Category - 12 months ended Dec. 31, 2023	USD ($)	Kaizen Discovery Inc CAD ($)	Cordoba Minerals Corp CAD ($)
Payments:
Fees	$ 1,180,000	$ 373,000	$ 104,000
Total Payments	$ 1,180,000	$ 373,000	$ 104,000